Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net loss		$ (19,993,000)	$ (5,269,664)	$ (6,957,000)
Net loss attributed to common stockholders—basic		(19,993,000)		(6,957,000)
Net loss attributed to common stockholders—diluted		$ (19,993,000)		$ (6,957,000)
Denominator: Weighted Average Redeemable Class A Common Stock
Weighted-average shares of common stock—basic		100,839,231		90,986,048
Weighted-average shares of common stock—diluted		100,839,231		90,986,048
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Basic		$ (0.20)		$ (0.08)
Diluted		$ (0.20)		$ (0.08)
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net loss			$ (4,095,639)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding			21,782,802
Basic and diluted net loss per common shares			$ (0.19)
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net loss			$ (1,174,025)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average common shares outstanding	[1]		6,244,094
Basic and diluted net loss per common shares			$ (0.19)

[1]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at December 31, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.